Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 2,199	$ 3,762	$ 4,069
Adjustments to reconcile net income to net cash provided by operating activities:
Provision for loan losses	(2,273)	1,604	2,275
Depreciation	1,336	1,502	1,587
Amortization of intangible assets	97	162	227
Amortization of investment premiums and discounts, net	2,076	2,561	3,327
Other than temporary impairment charge on available for sale securities		400
Expense (benefit) for deferred income taxes	(231)	566	487
Compensation expense, restricted stock grants and options	164	115	99
Income from bank owned life insurance	(307)	(354)	(399)
Gain on sale of securities available for sale	(578)	(1,661)	(1,671)
Gain on sales of loans	(719)	(634)	(956)
Loss on sale of commercial real estate loan	1,781
Loss on sale of premises and equipment	25	12	13
Proceeds from sales of loans	37,300	17,577	48,705
(Gain) loss on sale of foreclosed assets	208	140	266
Originations of loans sold	(32,835)	(16,943)	(47,749)
(Increase) decrease in:
Accrued interest receivable	657	165	785
Other assets (increase)	1,513	171	(815)
Increase (decrease) in accrued expenses and other liabilities	(277)	170	(911)
Net cash (used in) provided by operating activities	10,136	9,315	9,339
Cash flows from investing activities
Proceeds from sales, calls and maturities of securities available for sale	112,235	124,471	143,434
Purchase of securities available for sale	(91,257)	(105,605)	(114,253)
Net (increase) decrease in loans	(1,908)	(21,630)	26,815
Proceeds from sale of foreclosed assets	1,118	908	2,738
Proceeds from bank owned life insurance			211
Purchase of premises and equipment	(1,168)	(2,473)	(726)
Net cash provided by (used in) investing activities	19,020	(4,329)	58,219
Cash flows from financing activities:
Net increase (decrease) in deposits	(31,689)	3,132	(40,230)
Increase (decrease) in advance payments by borrowers for taxes and insurance	(8)	125	243
Advances from Federal Home Loan Bank	57,000	23,000	3,000
Repayment of advances from Federal Home Loan Bank	(69,780)	(19,961)	(22,578)
Increase in repurchase agreements	4,599	9,251	428
Repurchase of preferred stock			(18,400)
Repurchase of common stock	(3,500)	(853)
Repurchase of common stock warrant		(257)
Dividends paid on preferred stock			(1,007)
Dividends paid on common stock	(1,187)	(751)	(598)
Net cash provided by (used in) financing activities	(44,565)	13,686	(79,142)
Increase (decrease) in cash and cash equivalents	(15,409)	18,672	(11,584)
Cash and cash equivalents, beginning of period	55,848	37,176	48,760
Cash and cash equivalents, end of period	40,439	55,848	37,176
Supplemental disclosures of cash flow information:
Interest paid	8,977	10,840	15,331
Income taxes paid (refund)	(718)	(487)	1,990
Supplemental disclosures of non-cash investing and financing activities:
Loans charged off	1,232	4,444	3,684
Loan transferred to held for sale	6,987
Foreclosures and in substance foreclosures of loans during year	1,579	1,379	2,285
Net unrealized gains (losses) on investment securities classified as available for sale	7,195	(17,273)	3,400
Increase (decrease) in deferred tax asset related to unrealized gain (losses) on investments	(2,446)	5,873	(1,156)
Dividends declared and payable	301	325	180
Issue of unearned restricted stock	$ 260	$ 232	$ 74